Income Taxes - Components of (Loss) Income before Income Taxes and Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Components Of Income Before Taxes [Line Items]
Domestic	$ (62,201)	$ (22,134)	$ 90,259
Foreign	9,424	9,875	6,576
(Loss) income before income taxes	(52,777)	(12,259)	96,835
Federal	9,146	(76)	31,220
State	4,297	2,128	7,852
Foreign	3,099	1,748	1,874
Total current income taxes	16,542	3,800	40,946
Deferred	(10,719)	(1,175)	(278)
Provision for income taxes	$ 5,823	$ 2,625	$ 40,668